Exhibit 1

DROP Mortgage Trust 2021-FILE

Commercial Mortgage Pass-Through Certificates, Series 2021-FILE

Report To:

GS Mortgage Securities Corporation II

Goldman Sachs Bank USA

Goldman Sachs & Co. LLC

Goldman Sachs Mortgage Company

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

1 April 2021

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman Sachs Bank USA Goldman Sachs & Co. LLC Goldman Sachs Mortgage Company 200 West Street New York, New York 10282	JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Re:	DROP Mortgage Trust 2021-FILE (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2021-FILE (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, GS Mortgage Securities Corporation II (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular relating to the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 April 2021

Attachment A Page 1 of 4

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of two componentized promissory notes issued by a Delaware limited liability company, evidencing a floating-rate mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured primarily by the borrower’s fee simple interest in a 12-story, Class A office building located in San Francisco, California (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of 9 April 2021 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 2 of 4
5.	Using the:
a.	First Due Date,
b.	Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Term To Maturity (Mos.) and
ii.	Fully Extended Original Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its initial term. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization Term (Mos.)”),
c.	Use “0” for the remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (Mos.)”) and
d.	Use the “Mortgage Loan Original Balance ($),” as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Fully Extended Original Term and
d.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Fully Extended Remaining Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 4
8.	Using the:
a.	Margin,
b.	LIBOR Floor and
c.	LIBOR Rounding Methodology,

as shown on the Final Data File, and a LIBOR assumption of 0.12000% provided by the Depositor, we recalculated the “Mortgage Loan Note Rate (%)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Margin and
b.	LIBOR Strike Cap,

as shown on the Final Data File, we recalculated the “Mortgage Loan Interest Rate (At LIBOR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Margin,
b.	LIBOR Floor,
c.	LIBOR Rounding Methodology and
d.	Hyper-Am Coupon Description,

as shown on the Final Data File, and a LIBOR assumption of 0.12000% provided by the Depositor, we recalculated the “Hyper-Am Coupon” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Mortgage Loan Original Balance ($),
b.	Mortgage Loan Note Rate (%),
c.	Mortgage Loan Interest Rate (At LIBOR Cap) and
d.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Payment ($),
ii.	Mortgage Loan Annual Debt Service ($) and
iii.	Mortgage Loan Annual Debt Service at LIBOR Cap ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Payment ($)” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Note Rate (%),” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 4 of 4

11. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($)” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Payment ($)” of the Mortgage Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service at LIBOR Cap ($)” of the Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate (At LIBOR Cap),” as shown on the Final Data File, and

iii.                  365/360 and

b.	12.

12.	Using the:
a.	Mortgage Loan Annual Debt Service ($),
b.	Mortgage Loan Annual Debt Service at LIBOR Cap ($),
c.	Underwritten Net Operating Income ($),
d.	Underwritten Net Cash Flow ($),
e.	Mortgage Loan Cut-off Date Balance ($),
f.	Balloon Balance ($),
g.	Appraised Value ($) and
h.	Units / SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Mortgage Loan NCF DSCR at LIBOR cap,
iv.	Underwritten NOI Debt Yield,
v.	Underwritten NCF Debt Yield,
vi.	Mortgage Loan Cut-off Date LTV Ratio (%),
vii.	Mortgage Loan LTV Ratio at Maturity (%) and
viii.	Loan Per Unit ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to two decimal places and
b.	Round the characteristics listed in iv. through vii. above to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Promissory Notes	30 March 2021

Mortgage Loan Agreement	30 March 2021

Interest Rate Cap Transaction Summary	31 March 2021

Cash Management Agreement	30 March 2021

Settlement Statement	30 March 2021

Deposit Account Control Agreement	30 March 2021

Guaranty Agreement	30 March 2021

Environmental Indemnity Agreement	30 March 2021

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	16 March 2021

Engineering Report	17 February 2021

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	Not Dated

Phase I Environmental Report	17 February 2021

USPS Internet Site (www.usps.com)	Not Applicable

Insurance Review Document	29 March 2021

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Pro Forma Title Policy	Not Dated

Tenant Sub-Leases	Various

Management Agreement	30 March 2021

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.com)
Zip Code	USPS Internet Site (www.usps.com)
Year Built	Appraisal Report
Year Renovated	Appraisal Report
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Flood Zone	Engineering Report
Units / SF	Underwritten Rent Roll
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Rent Steps Date	Underwritten Rent Roll
Property Manager	Management Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($)	Appraisal Report
Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
PML or SEL (%)	Engineering Report
Seismic Report Date	Engineering Report
Blanket Insurance Policy (Y/N)	Insurance Review Document

Exhibit 2 to Attachment A Page 2 of 6

Major Tenant Information:

Characteristic	Source Document(s)

Single Tenant (Y/N)	Underwritten Rent Roll
Largest Tenant	Underwritten Rent Roll
Largest Tenant Sq Ft	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 2)

Characteristic	Source Document(s)

2020 EGI Date	Underwriter’s Summary Report
2020 EGI ($)	Underwriter’s Summary Report
2020 Expenses ($)	Underwriter’s Summary Report
2020 NOI ($)	Underwriter’s Summary Report
2020 NCF ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Other Reserve ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Replacement Reserve ($)	Mortgage Loan Agreement
Ongoing TI/LC Reserve ($)	Mortgage Loan Agreement
Replacement Reserve Caps ($)	Mortgage Loan Agreement
TI/LC Caps ($)	Mortgage Loan Agreement
Ongoing Environmental Reserve ($)	Mortgage Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Mortgage Loan Agreement
Ongoing Debt Service Reserve ($)	Mortgage Loan Agreement
Ongoing RE Tax Reserve ($)	Mortgage Loan Agreement
Ongoing Insurance Reserve ($)	Mortgage Loan Agreement
Ongoing Other Reserve ($)	Mortgage Loan Agreement
Other Reserve Description	Mortgage Loan Agreement
Upfront Replacement Reserve ($)	Settlement Statement
Upfront TI/LC Reserve ($)	Settlement Statement
Upfront Environmental Reserve ($)	Settlement Statement
Upfront Deferred Maintenance Reserve ($)	Settlement Statement
Upfront Debt Service Reserve ($)	Settlement Statement
Upfront RE Tax Reserve ($)	Settlement Statement
Upfront Insurance Reserve ($)	Settlement Statement
Upfront Other Reserve ($)	Settlement Statement

Mortgage Loan Information:

Characteristic	Source Document(s)

Originator	Mortgage Loan Agreement
Originator Entity Type	Mortgage Loan Agreement
Origination Date	Mortgage Loan Agreement
Mortgage Loan Original Balance ($)	Mortgage Loan Agreement
Due Date	Mortgage Loan Agreement
First Due Date (see Note 3)	Mortgage Loan Agreement
Last IO Due Date	Mortgage Loan Agreement
Maturity Date (see Note 4)	Mortgage Loan Agreement
Extension Options (Y/N)	Mortgage Loan Agreement
Extension Options (#/Mos)	Mortgage Loan Agreement
Extension Spread Increase Description	Mortgage Loan Agreement
First Extension Fee	Mortgage Loan Agreement
Exit Fee	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
Grace Period – Late Fee	Mortgage Loan Agreement
Grace Period – Default	Mortgage Loan Agreement
Amortization Type (see Note 5)	Mortgage Loan Agreement
Interest Accrual Method	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Mortgage Loan Index	Mortgage Loan Agreement
Float Rate Change Frequency (Mos)	Mortgage Loan Agreement
LIBOR Rounding Methodology	Mortgage Loan Agreement
LIBOR Lookback Days	Mortgage Loan Agreement
LIBOR Floor	Mortgage Loan Agreement
LIBOR Strike Cap	Interest Rate Cap Transaction Summary
LIBOR Cap After Extension	Mortgage Loan Agreement
LIBOR Cap Expiration	Interest Rate Cap Transaction Summary
LIBOR Cap Counterparty	Interest Rate Cap Transaction Summary
LIBOR Cap Counterparty Rating (S&P / MIS / FITCH)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Margin	Mortgage Loan Agreement
Prepayment Begin Date (see Note 6)	Mortgage Loan Agreement
Prepayment End Date (see Note 7)	Mortgage Loan Agreement
Open Period Begin Date (see Note 8)	Mortgage Loan Agreement
Open Period (Payments)	Mortgage Loan Agreement
Prepayment Type	Mortgage Loan Agreement
Prepayment Provision	Mortgage Loan Agreement
Release Provisions (Y/N)	Mortgage Loan Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Day of Month Prepayment Permitted	Mortgage Loan Agreement
Future Debt Allowed?	Mortgage Loan Agreement
Hyper Am Loan First Payment Date	Mortgage Loan Agreement
Hyper Am Loan Maturity Date	Mortgage Loan Agreement
Hyper-Am Coupon Description	Mortgage Loan Agreement
Mortgage Assumable?	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Earthquake Insurance Required (Y/N)	Mortgage Loan Agreement
Terrorism Insurance Required (Y/N)	Mortgage Loan Agreement
Lien Position	Pro Forma Title Policy
Ownership Interest	Pro Forma Title Policy
Condominium Present?	Mortgage Loan Agreement
Loan Purpose	Settlement Statement
Borrower Name	Mortgage Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Recourse	Guaranty Agreement
Single Purpose Borrower (Y/N)	Mortgage Loan Agreement
Tenant In Common (Y/N)	Mortgage Loan Agreement
Letter of Credit?	Mortgage Loan Agreement
Lockbox (see Note 9)	Mortgage Loan Agreement
Cash Management (see Note 10)	Mortgage Loan Agreement
Cash Management Triggers	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Mortgage Loan Index	Mortgage Loan Agreement
Float Rate Change Frequency (Mos)	Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	For the purpose of comparing the “First Due Date” characteristic, the Depositor instructed us to assume that the “First Due Date” is the “Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

4.	The mortgage loan agreement Source Document contains the following language:

“Anticipated Repayment Date” means the Payment Date in April, 2026.

For the purpose of comparing the “Maturity Date” characteristic, the Depositor instructed us to use the initial maturity date before any extension options, as shown in the applicable Source Document(s), and to ignore the “Anticipated Repayment Date” language described in the preceding paragraph(s) of this note.

5.	The mortgage loan agreement Source Document contains the following language:

“Hyper-Amortization Period” means the period commencing on the Anticipated Repayment Date and ending when the Indebtedness has been repaid in full.

For the purpose of comparing the “Amortization Type” characteristic, the Depositor instructed us to ignore any amortization of principal during the “Hyper-Amortization Period” described in the preceding paragraph(s) of this note and shown in the applicable Source Document(s).

6.	For the purpose of comparing the “Prepayment Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the spread maintenance period of the prepayment string, as shown in the applicable Source Document(s).

7.	For the purpose of comparing the “Prepayment End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

8.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

9.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

10.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Mortgage Loan Seller
Control Number
Property Name
Loan / Property Flag
Number of Properties
Environmental Phase II
Environmental Phase II Report Date
As-Stabilized Appraised Value ($)
As-Stabilized Appraisal Date
Pari Passu Split (Y/N)
Cross-Collateralized (Y/N)
Crossed Group
Letter of Credit Balance ($)
Letter of Credit Description
Related Group
Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method
Lockout Period
Lockout Expiration Date
Administrative Fee Rate (%)
Environmental Insurance Required (Y/N)
First P&I Due Date
Sponsor
Other Subordinate Debt Balance ($)
Other Subordinate Debt Type
% of Initial Pool Balance
Prior Securitizations
Due on Sale
Due on Encumbrance
Ground Lease (Y/N)
Annual Ground Lease Payment ($)
Ground Lease Expiration Date
Ground Lease Extension (Y/N)
# of Ground Lease Extension Options
Ground Lease Expiration Date after all Extensions

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.